Accounting Rules and Methods (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Rules And Methods [Abstract]
Basis of preparation	Basis of preparation
The Interim Condensed Consolidated Financial Statements have been prepared in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.
The Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible bonds.
The Board of Directors has prepared the financial statements on a going concern basis, as the Company has the necessary means to finance its activities for at least 12 months after the closing date, taking into account the following items:
–53.3 million in cash and cash equivalents held by the Company as of June 30, 2022, consisting mainly of cash and term deposits that can be drawn down immediately without penalty,
–The receipt of the sale price of the Group's American production unit in Princeton, sold on April 22, 2022, for a gross amount of 44.5 million dollars.
–The end in June 2022 of the OCABSA financing contract, with no new tranche drawn down in the first half of 2022.
–Cash consumption forecasts for the 12 months following the closing date.
Beyond this date, the Company will have to find additional funds; various sources of financing are considered, including the issue of new debt or equity instruments and the conclusion of partnerships to extend its cash flow horizon. .
The condensed consolidated interim financial statements have been prepared under the historical cost convention with the exception of certain categories of assets and liabilities measured at fair value in accordance with IFRS.
Unless otherwise indicated, all amounts are presented in thousands of euros.

Statement of compliance	Statement of compliance
The Condensed Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on September 9, 2022.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Unaudited Interim Condensed Consolidated Financial Statements of the Company are also prepared in accordance with IAS 34, Interim financial reporting, as adopted by the European Union (EU).
As of June 30, 2022, all IFRS that the IASB had published and that are mandatory are the same as those adopted by the EU and mandatory in the EU. As a result, the Unaudited Interim Condensed Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
As condensed financial statements, they do not include all information that would be required by the full IFRS standards. They must be read in conjunction with the consolidated financial statements for the year ended December 31, 2021.
Except for the standards applicable as of January 1, 2022 described below, the standards applied in the preparation of the Condensed Consolidated Financial Statements are the same as those applied to prepare the financial statements as of December 31, 2021.
The Company has not adopted any new standards, amendments and interpretations since January 1, 2022.
Recently issued accounting pronouncements that may be relevant to the Company’s operations are as follows:
•Amendments to IAS 1 - Classification of liabilities as current or non-current;
•Amendments to IAS 8 - Definition of Accounting Estimates ;
•Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction ;
•Amendments to IFRS 16 - Leases Covid-19-Related Rent Concessions.

Scope of consolidation	Scope of consolidation
Details of the Company’s subsidiary as of June 30, 2022 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated
There was no change in the scope of consolidation during the period.

Foreign currencies	Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Unaudited Interim Condensed Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A..
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	06/30/2021	12/31/2021	06/30/2022
Weighted average rate	1.2057	1.1835	1.0940
Closing rate	1.1884	1.1326	1.0387

Use of estimates and judgments	Use of estimates and judgments
The preparation of the Unaudited Interim Condensed Consolidated Financial Statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The main areas of estimates are described in the annual consolidated financial statements.
The use of estimates and judgements relates mainly to the valuation of :
•share-based payments in accordance with IFRS 2;
•Accrued expenses for hospital costs.

Presentation of the statement of income (loss)	Presentation of the statement of income (loss) The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is research and development. Consequently, only research and development expenses and general administrative expenses functions are considered to be representative of the Company's activity. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in note 3.2.
Segment reporting	Segment reporting In accordance with IFRS 8 “Operating Segments”, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.
Information per operating segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	06/30/2021	06/30/2022
	(6 months)	(6 months)
France	—	—
United States	97	54
Total	97	54

Events after the close of the reporting period	Events after the close of the reporting periodSeptember 2022:PSE Lyon approval